As filed with the Securities and Exchange Commission on March 28, 2008

1933 Act Registration No. 333-149560

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1	☐ Post-Effective Amendment No.

PHOENIX OPPORTUNITIES TRUST

(Phoenix Bond Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06103-2899

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, $1.00 par value per share.

The Registrant has registered an indefinite amount of securities of its Phoenix Bond Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended September 30, 2007 was filed with the Commission on December 28, 2007.

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14AE of Phoenix Opportunities Trust, filed with the Securities and Exchange Commission on March 5, 2008 (File No. 333-149560), is being filed to delay the effectiveness of the Registration Statement. No information contained in Part A of the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superceded hereby.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

PART A

Incorporated herein by reference to Registrant’s Registration Statement on Form N-14AE filed on March 5, 2008 (File No. 333-149560).

PART B

Incorporated herein by reference to Registrant’s Registration Statement on Form N-14AE filed on March 5, 2008 (File No. 333-149560) with the following footnotes added at the end of the financial statements:

Phoenix Bond Fund/Phoenix Insight Bond Fund

Notes to Pro Forma Combining Financial Statements

September 30, 2007 (Unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations are presented to show the effect of the proposed merger of the Phoenix Insight Bond Fund (“Merging Fund”) into Phoenix Bond Fund (“Surviving Fund”). Under the terms of the Plan of Reorganization the proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. Under the terms of the Plan of Reorganization the merger provides for the transfer of all the assets of Phoenix Insight Bond Fund to Phoenix Bond Fund and the subsequent liquidation of Phoenix Insight Bond Fund. The accounting survivor in the proposed merger will be Phoenix Bond Fund. This is because the Surviving Fund will invest in a style that is similar to the way in which

Phoenix Insight Bond Fund is currently operated. The Reorganization should also create better efficiencies for the portfolio management team. Phoenix Bond Fund, the surviving fund, will pay all costs of the reorganization.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Phoenix Bond Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Phoenix Bond Fund and Phoenix Insight Bond Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the reduction of shares of Phoenix Bond Fund at September 30, 2007 in connection with the proposed reorganization. The amount of reduced shares was calculated based on the net assets, as of September 30, 2007, of Phoenix Insight Bond Fund (reported in 000s) of $1,224, $106 and $153,498, for Class A, Class C and Class I, respectively, and the net asset value of Phoenix Bond Fund of $10.21, $10.04 and $10.32 for Class A, Class C and Class I respectively. Shares of Phoenix Bond Fund (reported in 000s) were increased by 120 for Class A, 10 for Class C and 14,874 for Class I in exchange for Class A, Class C and Class I shares respectively, of Phoenix Insight Bond Fund. The Pro Forma Statement of Assets & Liabilities reflects total shares outstanding of the combined fund and the amount of shares to be issued to Phoenix Insight Bond Fund shareholders.

3. Pro Forma Operations

Pro Forma operating expenses are based on actual expenses of Phoenix Insight Bond Fund and Phoenix Bond Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined Funds based on the fee schedule in effect for Phoenix Bond Fund at the combined level of average net assets for the period ended September 30, 2007.

4. Portfolio Valuation

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the trustees.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

5. Foreign security country determination

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

6. Compliance

As of September 30, 2007, all the securities held by the Merging Fund comply with the compliance guidelines, investment restrictions and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Fund has elected to be taxed as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code (“IRC”). After the acquisition, the Surviving Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

7. Federal Income Tax Information (reported in 000’s)

The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

Expiration Date	Acquiring Fund Phoenix Bond	Target fund Phoenix Insight Bond
2010	$0	$519
2011	$0	$0
2012	$274	$0
2013	$408	$0
2014	$41	$5,053
2015	$494	$0
Total	$1,217	$5,572

The Funds may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryover.

PHOENIX OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 15.	Indemnification

The Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Amended and Restated Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

a.1.	Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, filed via EDGAR with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

a.2.	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.1.	By-Laws dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.2.	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

c.	Reference is made to Registrant’s Agreement and Declaration of Trust. See Exhibit a.

d.1.	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Phoenix Bond Fund and Phoenix Investment Counsel, Inc. (“PIC”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

d.2.	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and PIC dated June 8, 2006, on behalf of Growth Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

d.3.	Subadvisory Agreement between PIC and SCM Advisors LLC (“SCM”) dated July 1, 1998, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.4.	Investment Subadvisory Agreement Amendment between PIC and SCM effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.5.	Amendment to Subadvisory Agreement between PIC and SCM dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.6.	Subadvisory Agreement between PIC and Turner Investment Partners, Inc. (“Turner”) on behalf of Phoenix Growth Opportunities Fund dated June 9, 2006, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

d.7.	Third Amendment to Subadvisory Agreement between PIC and SCM dated September 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

d.8.	Second Amendment to Amended and Restated Investment Advisory Agreement, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Core Bond Fund, Emerging Markets Bond Fund, Global Utilities Fund, High Yield Fund, Market Neutral Fund, Money Market Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.9.	Subadvisory Agreement between PIC and Duff & Phelps Investment Management Co. (“Duff & Phelps”), dated June 27, 2007 on behalf of Global Utilities Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.10.	Subadvisory Agreement between PIC and Goodwin Capital Advisers, Inc. (“Goodwin”), dated June 27, 2007 on behalf of CA Tax-Exempt Bond Fund, Core Bond Fund, Money Market Fund, Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.11.	Fourth Amendment to Subadvisory Agreement between PIC and SCM, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.12.	Third Amendment to Amended and Restated Investment Advisory Agreement dated September 24, 2007, on behalf of Phoenix Diversifier PHOLIO, Phoenix Foreign Opportunities Fund, Phoenix International Real Estate Securities Fund, Phoenix International Strategies Fund, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO, Phoenix Wealth Guardian PHOLIO and Phoenix Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.13.	First Amendment to Subadvisory Agreement between PIC and Goodwin effective as of September 24, 2007, on behalf of Phoenix Diversifier PHOLIO, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO and Phoenix Wealth Guardian PHOLIO, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.14.	First Amendment to Subadvisory Agreement between PIC and Duff & Phelps dated September 24, 2007, on behalf of Phoenix International Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.15.	Subadvisory Agreement PIC and Acadian Asset Management, Inc. (“Acadian”) dated September 24, 2007, on behalf of Phoenix International Strategies Fund and Phoenix Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.16.	Subadvisory Agreement between PIC and Vontobel Asset Management, Inc. (“Vontobel”) dated September 24, 2007, on behalf of Phoenix Foreign Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.17.	Subadvisory Agreement between PIC and New Star Institutional Managers Limited (“New Star”) dated September 24, 2007, on behalf of Phoenix International Strategies Fund and Phoenix Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.18.	Subadvisory Agreement between PIC and The Boston Company Asset Management LLC (“TBCAM”) dated January 10, 2008, on behalf of Phoenix Market Neutral Fund, filed via EDGAR with Post Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.19	Second Amendment to Subadvisory Agreement between PIC and Goodwin dated January 31, 2008 on behalf of Phoenix Senior Floating Rate Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.20	Fourth Amendment to Amended and Restated Investment Advisory Agreement between the Registrant on behalf of Phoenix Senior Floating Rate Fund, and PIC effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

e.1.	Underwriting Agreement between Phoenix Equity Planning Corporation (“PEPCO”) and Registrant dated July 1, 1998 and filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference. A Form of Underwriting Agreement between PEPCO and Registrant was previously filed via EDGAR with Post-Effective Amendment No. 5 (File No. 033-65137) on May 20, 1998 and incorporated herein by reference.

e.2.	Form of Sales Agreement between PEPCO and dealers (February 2008), filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

f.	None.

g.1.	Master Custodian Contract between Registrant and State Street Bank and Trust Company (“State Street”) dated May 1, 1997, filed via EDGAR with Post-Effective Amendment No. 8 (File No. 033-65137) on January 24, 2000 and incorporated herein by reference.

g.2.	Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

g.3.	Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

g.4.	Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

g.5.	Custodian Services Agreement between Registrant and PFPC Trust Company dated June 9, 2006 on behalf of Phoenix Growth Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

h.1.	Amended and Restated Transfer Agency and Service Agreement between the Phoenix Funds and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

h.2.	Administration Agreement between Registrant and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

h.3.	Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

h.4.	Fee Waiver Agreement between Registrant and PIC effective as of June 27, 2007, on behalf of Phoenix Market Neutral Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

h.5.	Second Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

h.6.	Fifth Amended and Restated Expense Limitation Agreement between Registrant and PIC on behalf of Phoenix Bond Fund, Phoenix CA Tax-Exempt-Bond Fund, Phoenix Diversifier PHOLIO, Phoenix Foreign Opportunities Fund, Phoenix Global Utilities Fund, Phoenix Growth Opportunities Fund, Phoenix International Real Estate Securities Fund, Phoenix Market Neutral Fund, Phoenix Real Estate Securities Fund, Phoenix Senior Floating Rate Fund, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO and Phoenix Wealth Guardian PHOLIO, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

h.7.	First Amendment to Administration Agreement between Registrant and PEPCO effective November 15, 2007 filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

h.8.	Third Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137 on January 28, 2008 and incorporated herein by reference.

h.9.	Fourth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective January 31, 2008, via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

i.	Opinion and consent of Kevin J. Carr, Esq. filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

j.	None.

k.	None.

l.	Share Purchase Agreement (the “Share Purchase Agreement”) between Registrant and GMG/Seneca Capital Management, L.P., filed via EDGAR with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996 and incorporated herein by reference.

m.1.	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.2.	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.3.	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.4.	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.5.	Amendment to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.6.	Amendment to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.7.	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.8.	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.9.	Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.10.	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.11.	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.12.	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.13.	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.14.	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

n.	2007 Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of July 13, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

o.	Reserved.

p.1.	Amended and Restated Codes of Ethics of the Phoenix Funds and the Distributor (PEPCO) dated February 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.2.	Amended and Restated Code of Ethics of the Adviser (PIC) dated February 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.3.	Amended and Restated Code of Ethics of the Subadviser (SCM Advisors) dated June 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.4.	Code of Ethics of the Subadviser (Turner) dated February 1, 2005, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.5.	Amended and Restated Code of Ethics of Subadviser (Duff & Phelps), dated August 30, 2006, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.6	Code of Ethics of Subadviser (TBCAM), dated July 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

p.7.	Code of Ethics of Subadviser (Goodwin), dated January 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.8.	Code of Ethics of Subadviser (Acadian) dated April 2006, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

p.9.	Code of Conduct of Subadviser (New Star) dated June 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

p.10.	Code of Ethics of Subadviser (Vontobel) dated January 2006, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

q.1.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Insight Bond Fund of the Phoenix Insight Trust and Phoenix Bond Fund of the Registrant dated March 5, 2008, and filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

q.2.	Powers of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

q.3.	Form of Proxy Card for Phoenix Insight Bond Fund filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

q.4.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Insight Bond Fund of the Phoenix Insight Trust and Phoenix Bond Fund of the Registrant. Filed herewith.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Exhibit j.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment to the registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and the State of Connecticut on the 28th day of March, 2008.

PHOENIX OPPORTUNITIES TRUST

ATTEST:	/s/ Kevin J. Carr	By:	/s/ George R. Aylward
	Kevin J. Carr		George R. Aylward
	Secretary		President

Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment to the registration statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 28th day of March, 2008.

Signature	Title

/s/ George R. Aylward George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

E. Virgil Conway*	Trustee

Harry Dalzell-Payne*	Trustee

Francis E. Jeffries*	Trustee

Leroy Keith, Jr.*	Trustee

Philip R. McLoughlin*	Trustee and Chairman

Geraldine M. McNamara*	Trustee

James M. Oates*	Trustee

Richard E. Segerson*	Trustee

Ferdinand L.J. Verdonck*	Trustee

*By	/s/ George R. Aylward
*George R. Aylward,
Attorney-in-Fact, pursuant to a power of attorney

Exhibits

q.4.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Insight Bond Fund of the Phoenix Insight Trust and Phoenix Bond Fund of the Registrant. Filed herewith.